S000004360 [Member] Investment Objectives and Goals - iShares 20+ Year Treasury Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 20+ YEAR TREASURY BOND ETFTLT | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.